STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2024
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2022, 2023 and 2024, appropriations to the statutory reserve have been made by the Group, which was RMB176.9 million, RMB150.3 million and RMB115.9 million, respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB23.4 billion as of December 31, 2024.

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and “Net assets of VIEs” and the income (loss) of the subsidiaries is presented as “Share of income (loss) of subsidiaries” and “Income (loss) of the VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company became parent company of the Group upon the completion of the Reorganization on December 28, 2018. The following disclosures present the financial positions of the parent company as of December 31, 2023 and 2024, the operation results for the years ended December 31, 2022, 2023 and 2024, and the statements of cash flows for the years ended December 31, 2022, 2023 and 2024. The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2024.

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed balance sheets of the parent company

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	9,414	40,415
Short-term investments	537,847	1,946,964
Amounts due from subsidiaries and VIEs	1,805,963	1,476,789
Prepayments, receivables and other assets	2,003	7,641
Non‑current assets:
Investment in subsidiaries	67,805,473	66,782,487
Net assets of the VIEs	3,061,116	2,744,068
Long-term investments, net	—	362,992
TOTAL ASSETS	73,221,816	73,361,356

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	4,805	168,079
Amounts due to subsidiaries and VIEs	1,117,187	1,869,461
TOTAL LIABILITIES	1,121,992	2,037,540

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares and 885,301,280 Class B ordinary shares. 3,571,960,220 Class A ordinary shares issued and 3,443,860,844 Class A ordinary shares outstanding(1) as of December 31, 2023; 3,479,616,986 Class A ordinary shares issued and 3,337,567,403 Class A ordinary shares outstanding(1) as of December 31, 2024; and 151,354,549 and 145,413,446 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)	475	461
Treasury shares	(866,198)	(949,410)
Additional paid‑in capital	77,583,054	72,460,562
Accumulated other comprehensive income	244,302	609,112
Accumulated deficit	(4,861,809)	(796,909)
Total shareholders’ equity	72,099,824	71,323,816
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	73,221,816	73,361,356
(1)	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.

27. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed statements of comprehensive income (loss) of the parent company

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
General and administrative expenses	(140,148)	(45,781)	(33,862)
Interest income, net	745	52,460	(117)
Share of income (loss) of subsidiaries	(1,436,950)	5,618,262	3,734,104
Income of the VIEs	97,036	194,884	252,952
Fair value changes through earnings on investments, net	4,770	45,235	40,780
Foreign currency exchange loss	(61,317)	(30,089)	(40,093)
Other income, net	149,790	48,253	111,136
Income (loss) before income tax expense	(1,386,074)	5,883,224	4,064,900
Income tax expense	—	—	—
Net income (loss)	(1,386,074)	5,883,224	4,064,900
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,386,074)	5,883,224	4,064,900

Net income (loss)	(1,386,074)	5,883,224	4,064,900
Other comprehensive income
Currency translation adjustments	2,602,071	574,223	217,142
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(375,069)	82,800	147,668
Total comprehensive income	840,928	6,540,247	4,429,710
Total comprehensive income attributable to KE Holdings Inc.’s ordinary shareholders	840,928	6,540,247	4,429,710

Condensed statements of cash flows of the parent company

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Net cash provided by (used in) operating activities	(58,875)	62,063	194,920
Net cash provided by investing activities	1,348,740	6,933,723	7,749,040
Net cash used in financing activities	(1,319,793)	(6,576,333)	(7,931,793)
Effect of exchange rate changes on cash and cash equivalents	(12,489)	(422,857)	18,834
Net increase (decrease) in cash and cash equivalents	(42,417)	(3,404)	31,001
Cash and cash equivalents at the beginning of the year	55,235	12,818	9,414
Cash and cash equivalents at the end of the year	12,818	9,414	40,415